UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				 Washington, D.C. 20549

				      Form 13F

			        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment	[ ]; Amendment Number: ______
This Amendment (Check only one.):	[ ] is a restatement.
 	 			        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Old Mutual Capital, Inc.
Address:	4643 S. Ulster Street, 6th Floor
		Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James F. Lummanick
Title:	Chief Compliance Officer
Phone:	720.200.7600


Signature, Place, and Date of Signing:

/s/ James F. Lummanick		Denver, Colorado	May 1, 2009

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)

[X]	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------	----------------------------------------
028-05990	 	Acadian Asset Management LLC
028-04895	 	Analytic Investors, LLC
028-12481		Ashfield Capital Partners, LLC
028-01006	 	Barrow Hanley Mewhinney & Strauss Inc.
028-02989	 	Clay Finlay LLC
028-10449	 	Columbus Circle Investors
028-11628	 	Copper Rock Capital Partners LLC
028-11912		Dwight Asset Management Company LLC
028-01666	 	Eagle Asset Management, Inc.
028-04321	 	Heitman Real Estate Securities LLC
028-01904	 	Liberty Ridge Capital, Inc.
028-01874	 	Munder Capital Management
028-00969	 	300 North Capital, LLC
028-04041	 	Thompson Siegel & Walmsley LLC
028-03659		Thomson Horstmann & Bryant, Inc.
028-02924	 	Turner Investment Partners, Inc.